Acquisition Of Additional Ownership Interest In The Syncrude Project (Tables)	12 Months Ended
Dec. 31, 2018
Syncrude
Disclosure of detailed information about business combination [line items]
Schedule of purchase price allocation

($ millions)

Accounts receivable	2

Inventory	15

Property, plant and equipment	998

Exploration and evaluation	163

Total assets acquired	1 178

Accounts payable and accrued liabilities	(51)

Employee future benefits	(33)

Decommissioning provision	(169)

Deferred income taxes	(2)

Total liabilities assumed	(255)

Net assets acquired	923